Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ 295,150	$ 195,744
General and administrative	2,139,501	181,116
Total operating expenses	2,434,651	376,860
Loss from operations	(2,434,651)	(376,860)
Other income (expense)
Interest and other income, net	105,183	201
Interest expense	(1,453,120)	(469,373)
Total other (expense), net	(1,347,937)	(469,172)
Loss before provision for income taxes	(3,782,588)	(846,032)
Provision for income taxes	800	800
Net loss	$ (3,783,388)	$ (846,832)
Net loss per share:
Basic and diluted (in dollars per share)	$ (1.24)	$ (0.31)
Weighted average shares outstanding Basic and diluted (in shares)	3,061,670	2,768,346